Subsequent Events (Details) - CNY (¥) ¥ in Millions		1 Months Ended				2 Months Ended
	Jul. 13, 2023	Jul. 11, 2023	Jun. 07, 2023	May 29, 2023	Apr. 28, 2023	Jul. 18, 2023
Shanghai Pudong Development Bank Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value					¥ 6.7
Interest borrowing rate					5.30%
Loan expired term					December 23, 2023
China Construction Bank Shenyang Heping Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value			¥ 10.3
Interest borrowing rate			4.00%
Loan expired term			November and December, 2024
YS Group [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value						¥ 16.4
Interest borrowing rate						5.00%
China CITIC Bank Shenyang Tiexi Branch [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value						¥ 3.6
Interest borrowing rate						4.75%
Loan expired term						February, 2024 to May 2024
CITIC Financial Leasing Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value				¥ 40.0
Interest borrowing rate				4.80%
Loan expired term				May 29, 2026
China Guangfa Bank Co., Ltd. [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value		¥ 13.3
Interest borrowing rate		5.66%
Loan expired term		December 16, 2023
Minsheng Bank Shenyang Huanghe Street Branch [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value	¥ 11.3
Interest borrowing rate	4.00%
Loan expired term	July, 2024.